Description of The Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of The Plan	Description of The Plan
The following description of the Xylem Retirement Savings Plan (the “Plan”) is provided for general information purposes only. Participants (or “Members”) should refer to the Plan document for more complete information.
General - The Plan is a defined contribution plan sponsored by Xylem Inc. (the “Company” or the “Plan Sponsor”) generally covering all non-union U.S. employees of the Company. The Plan became effective on October 31, 2011. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”). The Plan financial statements and schedules have been prepared in accordance with the financial reporting requirements of ERISA and are set forth in this report as permitted by Item 4 of Form 11-K.
The Pension Fund Trust and Investment Committee ("PFTIC"), as appointed by the Board of Directors of the Company, controls and manages the operation and administration of the Plan and directs the managers of the Plan's investments.
The Company has a trust agreement with Fidelity Management Trust Company ("Fidelity") to act as the Plan trustee, custodian and record keeper ("Trustee") and the Plan is part of the Xylem Inc. Retirement Savings Master Trust ("Master Trust").
Investments in the Master Trust at December 31, 2025 are shown on the Master Trust Schedule of Assets (Held at End of Year) under identification number 45-3304527.
Various plan amendments were executed during 2025 to perform administrative updates with no material impact to the Plan.
Eligibility - All full-time U.S. citizen and permanent resident non-union U.S. employees of the Company are eligible to participate in the Plan upon hire and are automatically enrolled in the Plan. Part-time and temporary non-union U.S. employees are eligible upon completion either (a) 1,000 hours of service in a 12-month period, or (b) 500 hours of service during each of two consecutive 12-month periods. Expatriates working in the U.S. on permanent assignment or considered a local hire are immediately eligible. Expatriates on a temporary assignment are subject to completion of 36 months of service before becoming eligible. Employees of a subsidiary of the Company that participate in a similar qualified plan of that subsidiary are not eligible to participate in the Plan.
Employee Contributions - A Member may generally elect to contribute 1% to 75% of eligible pay as pre-tax contributions, or 1% to 50% of eligible pay as Roth or after-tax contributions. Members may designate their contributions as pre-tax contributions, Roth contributions, after-tax contributions or any combination of the three. A Member who is considered a highly compensated employee under the Plan may elect Plan contributions based on a maximum Salary as defined by the Plan document, but may not participate in after-tax contributions. Member contributions are subject to the dollar limitation provided by Section 402(g) of the Internal Revenue Code ("IRC"). All eligible employees are automatically enrolled in the Plan at a 6% pre-tax contribution rate until and unless the Member elects otherwise. Members may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans.
Employer Contributions - The Company will make matching contributions to the Member’s account equal to 50% of a Member’s pre-tax contributions, Roth contributions and after-tax contributions, up to a maximum of 3% of a Member’s Salary. In addition, the Company contributes 3% or 4% of Salary as a core contribution to each eligible Member’s account, as defined by the Plan document. For Members with age plus years of service at the beginning of the Plan Year (including continuous service with the Company, as well as predecessor companies that were acquired or merged into the Company) of less than 50 years, the Company’s contribution to the Member’s account will be 3% of Salary. For Members with age plus years of service of 50 or more years at the beginning of the Plan Year, the Company’s contribution to the Member’s account will be 4% of Salary. Company contributions will be allocated in the Plan’s investment options elected by the Member in the same proportion as the employee’s contributions.
Member Accounts - Individual accounts are maintained for each Member. Each Member’s account is credited with the Member’s contributions, Company contributions, plan earnings or losses, and withdrawals, net of administrative expenses and investment management fees. Fund earnings and losses, as well as administrative expenses and investment fees are allocated based on the applicable Member account balances, as defined by the Plan document. The benefit to which a Member is entitled is the benefit that can be provided from the Member’s account balance.
Investments - Members may direct employee contributions and Company contributions, in any whole percentage among any of the Plan’s investment options, which include Xylem Inc. stock and a self-directed brokerage account (Fidelity's "BrokerageLink"). Members can change their future contributions and reallocate accumulated investments in 1% increments on a daily basis among the investment options. However, the number of investment option reallocations or transfers in any calendar month may be limited as defined by the Plan document.
Any Member or Company contributions directed by Members into Xylem Inc. stock, including future contributions to the Plan, are deposited into the Employee Stock Ownership Plan account (“ESOP”). All dividends associated with the contributions held in the ESOP within the Plan are immediately 100% vested. In addition, Members can elect to have their ESOP dividends either reinvested in Xylem Inc. stock or paid to them in cash on a quarterly basis.
The Plan limits the amount that may be held in Xylem Inc. stock and BrokerageLink to 20% each of a Member’s total account balance. Members who hold 20% or more of their total account balance in Xylem Inc. stock or BrokerageLink will not be permitted to transfer balances into that fund. Members who hold less than 20% of their total account balance in Xylem Inc. stock or BrokerageLink may designate up to 20% of future contributions or transfer balances into those funds, provided that the balance in each of the funds does not exceed 20% of the Member’s total account balance after the transfer.
Vesting - Members are immediately vested in their contributions and all Company contributions, as well as actual earnings or losses, and have a non-forfeitable right to their accounts in the Plan.
Distributions to Members - Upon termination of employment (including death, disability, or retirement) from the Company, a Member or the Member’s beneficiary(ies) may elect to receive a lump sum amount equal to the value of the Member’s account paid in cash or as a rollover to another qualified plan or an Individual Retirement Account (“IRA”), or periodic payments under one of two alternative installment options, as defined in the Plan document. In any case, a Member or the Member’s beneficiary(ies) whose account balance is more than $7,000 may elect to keep the Member’s account balance in the Plan until the calendar year in which the Member reaches or would have reached age 73 (due to Secure 2.0 Act of 2022). During the calendar year in which the Member attains age 73, distribution from the Plan will commence in accordance with Section 401(a)(9) of the IRC. Upon the death of a Member with a non-spouse beneficiary(ies), the distribution must be made within five years from the Member’s date of death in the form of a lump sum payment or annual fixed period installments, provided that the number of installments does not extend beyond five years from the date of the Member’s death.
Withdrawals Prior to Termination - At any time before termination of employment (including death, disability, or retirement), a Member may request a withdrawal subject to the provisions of the Plan document and shall conform to the standards set by the Plan Administrator. A Member can withdraw amounts of their after-tax contributions as provided by the Plan document. A Member who has attained age 59 ½ may withdraw all or any portion of their pre-tax contributions as provided by the Plan document. A Member who has not attained age 59 ½ may withdraw all or a portion of their pre-tax contributions provided the Member has an immediate and heavy financial need and the withdrawal is necessary to satisfy such need as provided by the Plan document. The in-service withdrawals are limited to four per calendar year.
Direct Rollover of Certain Distributions - With respect to an eligible rollover distribution, the Member or the Member’s beneficiary(ies) may elect, at the time and in a manner prescribed by the Plan Administrator for such purpose, to have the Plan make a direct rollover of all or part of such withdrawal or distribution to a maximum of two eligible retirement plans which accept such rollover.
If a Member’s account balance is greater than $1,000 but does not exceed $7,000 and the Member fails to make an affirmative election to either receive the lump sum payment or have it directly rolled over to another qualified plan or an IRA within the 30 day election period, the account balance will be automatically rolled over to an IRA established in the Member’s name.
If a Member’s account balance is $1,000 or less and the Member fails to make an affirmative election to either receive the lump sum payment or have it directly rolled over to another qualified plan or an IRA within the 30 day election period, the account balance will be automatically paid out to the Member.
Forfeited Accounts - Members are always 100% vested in their accounts. Therefore, no forfeited non-vested accounts or forfeitures were used to cover administrative expenses or reduce Company contributions to the Plan.

Notes Receivable from Members - A Member may request a loan in any specified whole dollar amount which must be at least $1,000 but which may not exceed the lesser of 50% of the vested account balance or $50,000, reduced by the Member’s highest outstanding loan balance under all defined contribution plans of the Company, if any, during the prior one-year period. A loan is deducted from the investments in a Member's account according to the hierarchy set by the Plan Administrator, per the Plan document. Members are limited to one outstanding loan at a time. No new loans can be taken until current outstanding loans are paid off. There is a 30-day waiting period to request a new loan once the existing loans are paid off. The interest rate charged by the Plan is a reasonable rate of interest for loans commensurate with the interest rates charged by persons in the business of lending money for loans which would be made under similar circumstances, as determined by the Plan document, and generally remains the same throughout the term of the loan. General purpose loan terms range from one to 54 months. If the loan is used in the purchase of a primary residence, the loan term can be for a period of up to 174 months. Loans are secured by the balance in the Member’s account. The Member's account is charged $50 to cover loan origination fees. The amount of outstanding Notes Receivable from Members at December 31, 2025 and 2024 was $18.8 million and $20.5 million, respectively.
Under certain circumstances, including a Member’s failure to make timely loan repayments, death or disability, the Plan Administrator may declare the Member’s loan to be in default and the Plan may execute upon its security interest in the Member’s account under the Plan to satisfy the debt.
A Member that is terminated or that retires from the Company may continue to make periodic repayment on such Member’s loans after separation from the Company by contacting Fidelity, provided the Member’s account balance is greater than $7,000. Account balances that do not exceed $7,000 are subject to certain distribution rules (see above) and any outstanding loans are required to be settled. No new loans can be granted after termination of employment.

Administrative and Investment Management Expenses - The Plan pays for expenses incurred in conjunction with Plan administration, including trustee services, record keeping, investment advice, and audit fees up to 0.25% of the market value of trust assets, and the Company pays all other expenses incurred in administering the Plan. The Members' accounts are charged quarterly for administrative fees. In 2025, the Plan incurred trustee and administrative expenses which equal 0.08% of the Plan's interest in the investments in the Master Trust. Certain administrative functions are performed by employees of the Company (who may also be Members in the Plan). No such employee receives compensation from the Plan.
In addition to the trustee and administrative expense charges, an investment management fee is charged by the majority of the investment funds. These investment management fees are included in the net asset value (“NAV”) of the fund calculated by the investment manager of the respective fund and are reflected as a reduction of investment return for such investments.
Secure 2.0 Act of 2022 - On December 29, 2022, the Consolidated Appropriations Act of 2023 was signed into law. The Consolidated Appropriations Act contained several provisions referred to as the SECURE 2.0 Act of 2022 ("Secure 2.0 Act") that contained required and optional provisions aimed at improving retirement-saving opportunities with effective dates varying across the provisions. Effective January 1, 2023, the required minimum distribution age was increased from 72 to 73 in connection with SECURE 2.0 legislation and the Plan will be amended as required by the Secure 2.0 Act within the required dates as outlined therein.